Transactions with related parties (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shortterm Benefits For Management [Abstract]
Salaries	R$ 485,949	R$ 456,262	R$ 441,592
Total	R$ 485,949	R$ 456,262	R$ 441,592